Deconsolidation of Subsidiaries (Tables)	9 Months Ended
Sep. 30, 2025
Deconsolidation of Subsidiaries
Schedule of fair values of the proceeds received and net assets contributed at carrying value to the SWA and ETX joint ventures, and gain on deconsolidation

The following table summarizes the fair values of the proceeds received and net assets contributed at carrying value to the Joint Ventures, and gain on deconsolidation of subsidiaries recognized for the nine months ended September 30, 2024 (in thousands):

	SWA Lithium	Texas Lithium	Total
Fair value consideration received	$15,000	$15,000	$30,000
Financial asset – FID (1)	27,718	18,977	46,695
Fair value of investment	95,008	52,015	147,023
Less: net assets	(30,116)	(29,503)	(59,619)
Gain on deconsolidation of subsidiaries	$107,610	$56,489	$164,099

(1)
The financial asset is comprised of future payments to be received by the Company in connection with the Joint Venture agreements. The receipt of these payments is contingent upon meeting certain milestones. The financial asset is accounted for at fair value. Refer to Note 11 - Financial Instruments and Financial Risk Management for further information regarding the fair value.